Invested assets and net new money (Detail 2) - USD ($) $ in Billions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	[1]	$ 3,607	$ 3,101
Net new money	[1]	127	51
Market movements	[2]	359	444
Foreign currency translation		96	6
Other effects		(1)	5
of which: acquisitions / (divestments)		0	(1)
Total invested assets at the end of the year	[1]	4,187	3,607
UBS AG
Development Of Invested Assets [Line Items]
Total invested assets at the beginning of the year	[1]	3,607	3,101
Net new money	[1]	127	51
Market movements	[2]	359	444
Foreign currency translation		96	6
Other effects		(1)	5
of which: acquisitions / (divestments)		0	(1)
Total invested assets at the end of the year	[1]	$ 4,187	$ 3,607

[1]	Includes double counts.
[2]	Includes interest and dividend income.